Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred tax assets:
Net operating loss carryforward	$23,822,431	$22,806,391
Research and development tax credit carryforward	893,797	825,896
Stock-based compensation expense	2,419,892	2,396,805
Total deferred tax assets	27,136,120	26,029,092

Deferred tax liabilities
Depreciation	(5,086)	(7,149)
Total deferred tax liabilities	(5,086)	(7,149)

Net deferred tax assets	27,131,034	26,021,943
Valuation allowance	(27,131,034)	(26,021,943)
	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
U.S. federal statutory rate applied to pretax loss	$(936,936)	$(906,830)	$(776,881)
Permanent differences	2,914	1,734	3,138
Research and development credits	67,901	26,648	14,047
Change in valuation allowance	866,121	878,448	759,696
Reported income tax expense	$-0-	$-0-	$-0-